Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Oct. 31, 2025		Oct. 31, 2024		Oct. 31, 2023		Oct. 31, 2022		Oct. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K we are providing the following information about the relationship between executive Compensation Actually Paid (“CAP”) for our Chief Executive Officer, also referred to as our principal executive officer (“PEO”), and our other Named Executive Officers (“NEOs”) and certain financial performance metrics of the Company for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information on the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, please refer to “Compensation Discussion and Analysis.”

30

Pay Versus Performance

					Average summary	Average	Value of initial fixed $100 investment based on:
Year (a)	Summary compensation table total for PEO (b)		Compensation actually paid to PEO (c)		compensation table total for non-PEO named executive officers (d)	compensation actually paid to non-PEO named executive officers (e)	Total Shareholder return (f)	MSCI US Semi & Semi Equipment GICS Index (g)	Net income ($ Million) (h)	Revenue ($ Million) (i)
	(1)	(2)	(3)	(4)	(5)
2025	3,222,906	4,985,316	3,474,231	5,515,191	1,559,518	1,654,924	245.13	618.40	136.4	849.3
2024	4,926,253	—	5,450,366	—	1,673,424	1,571,964	233.85	386.39	130.7	866.9
2023	4,061,200	—	4,458,400	—	1,455,630	1,650,789	188.31	179.39	125.5	892.1
2022	2,924,350	2,470,279	3,238,267	388,101	1,606,992	1,850,223	166.36	109.88	118.8	824.5
2021	—	2,006,994	—	2,638,843	1,119,162	1,439,535	132.93	158.41	55.4	663.8

(1)	Amounts shown reflect the total compensation reported for Dr. Lee, our CEO from May 2022 through May 2025, as set forth in the Summary Compensation Table (SCT) or prior year tables.
(2)	Amounts shown in the 2025 row reflect the total compensation reported for George C. Macricostas, our CEO effective May 28, 2025, and in the 2021 and 2022 rows to Dr. Kirlin, our former CEO through 2022, as set forth in the SCT and prior year tables, respectively.
(3)	Amounts shown reflect the compensation actually paid to Dr. Lee, our CEO from May 2022 through May 2025, as set forth in the table below.
(4)	Amounts shown in the 2025 row reflect the compensation actually paid to George C. Macricostas, our CEO as of May 28, 2025, and in the 2021 and 2022 rows to Dr. Kirlin, our former CEO through 2022, as set forth in the table below.
(5)	Non-PEO executives include the following individuals:

•	2025: H.K. Park, Christopher J. Progler, Eric Rivera, David Wang
•	2024: H.K. Park, Christopher J. Progler, Eric Rivera, David Wang, Richelle Burr, John P. Jordan
•	2023: H.K. Park, Christopher J. Progler, Richelle Burr, John P. Jordan
•	2022: Christopher J. Progler, Richelle Burr, John P. Jordan
•	2021: Frank Lee, Christopher J. Progler, Richelle Burr, John P. Jordan

Compensation actually paid to PEO
Year	Summary Comp Table Total	Deduct Reported Grant Date Fair Value of Equity Awards(1)	The fair value as of the end of the covered year for all stock and option awards that were granted during the year and remain unvested as of the end of the covered year.	The change
in fair value
(whether
positive or
negative) as
of the end of
the covered
year for
any awards
granted in
any prior
fiscal year
that remain
outstanding
and
unvested as
of the end of
				the covered year.	The fair value as of the vesting date for any awards that were granted and vested in the covered fiscal year.	Forfeitures	The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year.	Total Compensation Actually Paid (CAP)
(a)	(b)	(c)	(d)	(e)	(f)		(h)	(i)
2025 (Macricostas)(2)	4,985,316	3,733,012	4,297,937	—	0		4,950	5,515,191
2025 (Lee)	3,222,906	1,929,600	1,912,000	185,625	0		83,300	3,474,231
2024 (Lee)(3)	4,926,253	(3,572,400)	2,736,000	604,950	0		755,563	5,450,366
2023 (Lee)	4,061,200	(2,011,200)	2,203,200	176,550	0		28,650	4,458,400
2022 (Lee)	2,924,350	(1,310,550)	1,216,500	173,613	0		234,354	3,238,267
2022 (Kirlin)(4)	2,470,279	(1,735,200)	0	0	0	(1,623,750)	500,570	(388,101)
2021 (Kirlin)	2,006,994	(932,450)	1,104,150	382,667	0		77,482	2,638,843

(1)	The grant date fair value of equity awards in column (c) represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(2)	Amounts shown include the compensation actually paid to Mr. Macricostas, our CEO from May 28, 2025.
(3)	Amounts shown include the compensation actually paid to Dr. Lee, our CEO from May 2022 through May 28, 2025.

(4)	Amounts shown include amounts actually paid to Dr. Kirlin, our former CEO.

Average Compensation actually paid to Non-PEO NEO(s)(1)
Year	Summary Comp Table Total Average	Deduct Average Reported Grant Date Fair Value of Equity Awards(2)	The fair value as of the end of the covered year for all stock and option awards that were granted during the year and remain unvested as of the end of the covered year.	The change in fair value (whether positive or negative) as of the end of the covered year for any awards granted in any prior fiscal year that remain outstanding and unvested as of the end of the covered year.	The fair value as of the vesting date for any awards that were granted and vested in the covered fiscal year.	Forfeitures	The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year.	Average Total Compensation Actually Paid (CAP)
(a)	(b)	(c)	(d)	(e)	(f)		(h)	(i)
2025	1,559,518	(962,660)	967,950	55,787	0		34,328	1,654,924
2024	1,673,424	(1,057,310)	657,400	139,095	0	(206,550)	365,905	1,571,964
2023	1,455,630	(670,400)	734,400	113,688	0		17,471	1,650,789
2022	1,606,992	(848,250)	729,900	166,883	0		194,698	1,850,223
2021	1,119,162	(448,270)	474,135	158,104	58,455		77,949	1,439,535

(1)	The ‘Compensation Actually Paid’ to Non-PEO NEOs reflects amounts for all individuals who served as Non-PEO Named Executive Officers at any point during the year, including those who served only part of the year due to executive transitions. Non-PEO executives include the following individuals:
•	2025: H.K. Park, Christopher J. Progler, Eric Rivera, David Wang,
•	2024: H.K. Park, Christopher J. Progler, Eric Rivera, David Wang, Richelle Burr, John P. Jordan
•	2023: H.K. Park, Christopher J. Progler, Richelle Burr, John P. Jordan
•	2022: Christopher J. Progler, Richelle Burr, John P. Jordan
•	2021: Frank Lee, Christopher J. Progler, Richelle Burr, John P. Jordan
(2)	The grant date fair value of equity awards in column (c) represents the average of the amounts reported in the ‘Stock Awards’ and ‘Option Awards’ columns in the Summary Compensation Table for all Non-PEO NEOs for the applicable year.

Company Selected Measure Name		Revenue
Named Executive Officers, Footnote [Text Block]

(1)	Amounts shown reflect the total compensation reported for Dr. Lee, our CEO from May 2022 through May 2025, as set forth in the Summary Compensation Table (SCT) or prior year tables.
(2)	Amounts shown in the 2025 row reflect the total compensation reported for George C. Macricostas, our CEO effective May 28, 2025, and in the 2021 and 2022 rows to Dr. Kirlin, our former CEO through 2022, as set forth in the SCT and prior year tables, respectively.
(3)	Amounts shown reflect the compensation actually paid to Dr. Lee, our CEO from May 2022 through May 2025, as set forth in the table below.
(4)	Amounts shown in the 2025 row reflect the compensation actually paid to George C. Macricostas, our CEO as of May 28, 2025, and in the 2021 and 2022 rows to Dr. Kirlin, our former CEO through 2022, as set forth in the table below.
(5)	Non-PEO executives include the following individuals:

•	2025: H.K. Park, Christopher J. Progler, Eric Rivera, David Wang
•	2024: H.K. Park, Christopher J. Progler, Eric Rivera, David Wang, Richelle Burr, John P. Jordan
•	2023: H.K. Park, Christopher J. Progler, Richelle Burr, John P. Jordan
•	2022: Christopher J. Progler, Richelle Burr, John P. Jordan
•	2021: Frank Lee, Christopher J. Progler, Richelle Burr, John P. Jordan

Adjustment To PEO Compensation, Footnote

Compensation actually paid to PEO
Year	Summary Comp Table Total	Deduct Reported Grant Date Fair Value of Equity Awards(1)	The fair value as of the end of the covered year for all stock and option awards that were granted during the year and remain unvested as of the end of the covered year.	The change
in fair value
(whether
positive or
negative) as
of the end of
the covered
year for
any awards
granted in
any prior
fiscal year
that remain
outstanding
and
unvested as
of the end of
				the covered year.	The fair value as of the vesting date for any awards that were granted and vested in the covered fiscal year.	Forfeitures	The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year.	Total Compensation Actually Paid (CAP)
(a)	(b)	(c)	(d)	(e)	(f)		(h)	(i)
2025 (Macricostas)(2)	4,985,316	3,733,012	4,297,937	—	0		4,950	5,515,191
2025 (Lee)	3,222,906	1,929,600	1,912,000	185,625	0		83,300	3,474,231
2024 (Lee)(3)	4,926,253	(3,572,400)	2,736,000	604,950	0		755,563	5,450,366
2023 (Lee)	4,061,200	(2,011,200)	2,203,200	176,550	0		28,650	4,458,400
2022 (Lee)	2,924,350	(1,310,550)	1,216,500	173,613	0		234,354	3,238,267
2022 (Kirlin)(4)	2,470,279	(1,735,200)	0	0	0	(1,623,750)	500,570	(388,101)
2021 (Kirlin)	2,006,994	(932,450)	1,104,150	382,667	0		77,482	2,638,843

(1)	The grant date fair value of equity awards in column (c) represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(2)	Amounts shown include the compensation actually paid to Mr. Macricostas, our CEO from May 28, 2025.
(3)	Amounts shown include the compensation actually paid to Dr. Lee, our CEO from May 2022 through May 28, 2025.

(4)	Amounts shown include amounts actually paid to Dr. Kirlin, our former CEO.

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 1,559,518		$ 1,673,424		$ 1,455,630		$ 1,606,992		$ 1,119,162
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,654,924		1,571,964		1,650,789		1,850,223		1,439,535
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Financial Performance Measures

The Company considers the following to be the most important financial performance measures it uses to link actual compensation paid to its Named Executive Officers, for the periods fiscal 2021, 2022, 2023, 2024 and 2025 as set forth in the graphs above.

•	Revenue

•	Gross Margin

•	Operating Income

•	Net Income

Total Shareholder Return Amount		$ 245.13		233.85		188.31		166.36		132.93
Peer Group Total Shareholder Return Amount		618.40		386.39		179.39		109.88		158.41
Net Income (Loss) Attributable to Parent		$ 136,400,000		$ 130,700,000		$ 125,500,000		$ 118,800,000		$ 55,400,000
Company Selected Measure Amount		849,300,000		866,900,000		892,100,000		824,500,000		663,800,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Net Income		Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Net Income		Gross Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Net Income		Operating Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Net Income		Net Income
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2],[3]	$ (962,660)		$ (1,057,310)		$ (670,400)		$ (848,250)		$ (448,270)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	967,950		657,400		734,400		729,900		474,135
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	55,787		139,095		113,688		166,883		158,104
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	0		0		0		0		58,455
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		34,328	[2]	365,905		17,471	[2]	194,698	[2]	77,949	[2]
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]			(206,550)
Dr. Lee [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[4]	3,222,906		4,926,253	[5]	4,061,200		2,924,350		0
PEO Actually Paid Compensation Amount	[6]	$ 3,474,231		$ 5,450,366	[5]	$ 4,458,400		$ 3,238,267		$ 0
Dr. Lee [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Dr. Lee		Dr. Lee		Dr. Lee		Dr. Lee		Dr. Lee
Dr. Lee [Member] | PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	$ 1,929,600	[7]	$ (3,572,400)	[5]	$ (2,011,200)		$ (1,310,550)
Dr. Lee [Member] | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,912,000	[7],[8]	2,736,000	[5]	2,203,200		1,216,500
Dr. Lee [Member] | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		185,625	[7],[8]	604,950	[5]	176,550		173,613
Dr. Lee [Member] | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	[7],[8]	0	[5]	0		0
Dr. Lee [Member] | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		83,300	[7],[8]	755,563	[5]	28,650		234,354
Dr. Kirlin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[9]	4,985,316		0		0		2,470,279	[10]	$ 2,006,994
PEO Actually Paid Compensation Amount	[11]	$ 5,515,191		$ 0		$ 0		$ 388,101	[10]	$ 2,638,843
Dr. Kirlin [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Dr. Kirlin		Dr. Kirlin		Dr. Kirlin		Dr. Kirlin		Dr. Kirlin
Dr. Kirlin [Member] | PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								$ (1,735,200)	[10]	$ (932,450)	[8]
Dr. Kirlin [Member] | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								0	[10]	1,104,150
Dr. Kirlin [Member] | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								0	[10]	382,667
Dr. Kirlin [Member] | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								0	[10]	0
Dr. Kirlin [Member] | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								500,570	[10]	$ 77,482
Dr. Kirlin [Member] | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]							$ (1,623,750)
George C. Macricostas [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]	$ 4,985,316
PEO Actually Paid Compensation Amount	[7]	5,515,191
George C. Macricostas [Member] | PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7],[8]	3,733,012
George C. Macricostas [Member] | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	4,297,937
George C. Macricostas [Member] | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	0
George C. Macricostas [Member] | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	0
George C. Macricostas [Member] | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	$ 4,950

[1]	Non-PEO executives include the following individuals:• 2025: H.K. Park, Christopher J. Progler, Eric Rivera, David Wang • 2024: H.K. Park, Christopher J. Progler, Eric Rivera, David Wang, Richelle Burr, John P. Jordan • 2023: H.K. Park, Christopher J. Progler, Richelle Burr, John P. Jordan • 2022: Christopher J. Progler, Richelle Burr, John P. Jordan • 2021: Frank Lee, Christopher J. Progler, Richelle Burr, John P. Jordan
[2]	The ‘Compensation Actually Paid’ to Non-PEO NEOs reflects amounts for all individuals who served as Non-PEO Named Executive Officers at any point during the year, including those who served only part of the year due to executive transitions. Non-PEO executives include the following individuals:•2025: H.K. Park, Christopher J. Progler, Eric Rivera, David Wang,•2024: H.K. Park, Christopher J. Progler, Eric Rivera, David Wang, Richelle Burr, John P. Jordan•2023: H.K. Park, Christopher J. Progler, Richelle Burr, John P. Jordan•2022: Christopher J. Progler, Richelle Burr, John P. Jordan•2021: Frank Lee, Christopher J. Progler, Richelle Burr, John P. Jordan
[3]	The grant date fair value of equity awards in column (c) represents the average of the amounts reported in the ‘Stock Awards’ and ‘Option Awards’ columns in the Summary Compensation Table for all Non-PEO NEOs for the applicable year.
[4]	Amounts shown reflect the total compensation reported for Dr. Lee, our CEO from May 2022 through May 2025, as set forth in the Summary Compensation Table (SCT) or prior year tables.
[5]	Amounts shown include the compensation actually paid to Dr. Lee, our CEO from May 2022 through May 28, 2025.
[6]	Amounts shown reflect the compensation actually paid to Dr. Lee, our CEO from May 2022 through May 2025, as set forth in the table below.
[7]	Amounts shown include the compensation actually paid to Mr. Macricostas, our CEO from May 28, 2025.
[8]	The grant date fair value of equity awards in column (c) represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[9]	Amounts shown in the 2025 row reflect the total compensation reported for George C. Macricostas, our CEO effective May 28, 2025, and in the 2021 and 2022 rows to Dr. Kirlin, our former CEO through 2022, as set forth in the SCT and prior year tables, respectively.
[10]	Amounts shown include amounts actually paid to Dr. Kirlin, our former CEO.
[11]	Amounts shown in the 2025 row reflect the compensation actually paid to George C. Macricostas, our CEO as of May 28, 2025, and in the 2021 and 2022 rows to Dr. Kirlin, our former CEO through 2022, as set forth in the table below.